Loans - Subsequent Defaults on Modified Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract	Sep. 30, 2014 Contract	Sep. 30, 2013 Contract
Financing Receivable, Modifications [Line Items]
Number of Loans	8	3	22	19
Recorded Investment	$ 632	$ 9,972	$ 1,667	$ 11,854
Residential real estate
Financing Receivable, Modifications [Line Items]
Number of Loans	6	0	11	5
Recorded Investment	522	0	419	647
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Loans	1	2	0	7
Recorded Investment	95	6,296	0	4,401
Commercial non real estate
Financing Receivable, Modifications [Line Items]
Number of Loans	0	0	8	1
Recorded Investment	0	0	313	1,067
Agriculture
Financing Receivable, Modifications [Line Items]
Number of Loans	1	1	2	6
Recorded Investment	15	3,676	935	5,739
Consumer
Financing Receivable, Modifications [Line Items]
Number of Loans	0	0	1	0
Recorded Investment	$ 0	$ 0	$ 0	$ 0